Investment Objectives and Goals - NEOS Boosted Bitcoin High Income ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information — NEOS Boosted Bitcoin High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The NEOS Boosted Bitcoin High Income ETF (the “Fund”) seeks to boost performance by generating high monthly income with the potential for appreciation based on exposure to exchange-traded products (“ETPs”) that have direct exposure to Bitcoin.